CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Class A Preferred Stock	Common Stock	Common Stock To Be Issued	Preferred Stock To Be Issued	Additional Paid-In Capital	Accumulated Deficit	Stockholders Equity Attributable to Cannabis Global Inc.	Noncontrolling Interest	Total
Beginning Balance, Shares at Aug. 31, 2018		12,257,640
Beginning Balance, Value at Aug. 31, 2018		$ 1,226			$ 601,825	$ (738,004)			$ (134,953)
Common stock issued for services rendered, Shares			1,533,333
Common stock issued for services rendered, Value			$ 153		350,812				350,965
Proceeds from common stock subscriptions, Shares		266,667
Proceeds from common stock subscriptions, Value		$ 27			99,973				100,000
Proceeds from common stock subscriptions- to be issued, Shares			360,000
Proceeds from common stock subscriptions- to be issued, Value			$ 36		134,964				135,000
Net Loss						(389,597)			(389,597)
Ending Balance, Shares at Aug. 31, 2019		12,524,307	1,893,333
Ending Balance, Value at Aug. 31, 2019		$ 1,253	$ 189		1,187,574	(1,127,601)	$ 61,415		61,415
Common stock issued for services rendered, Shares		1,893,333	(1,893,333)
Common stock issued for services rendered, Value		$ 189	$ (189)
Shares Issued for Services, Shares		23,333
Shares Issued for Services, value		$ 2			20,881		20,883		20,883
Stock based compensation, Value					95,670		95,670		95,670
Proceeds from common stock subscriptions, Shares		203,333
Proceeds from common stock subscriptions, Value		$ 20			74,980		75,000		75,000
Proceeds from common stock subscriptions- to be issued, Shares			260,000
Proceeds from common stock subscriptions- to be issued, Value			$ 26		64,974		65,000		65,000
Discount on convertible notes					20,000		20,000		20,000
Effects of Reverse stock-split, shares		188,822
Effects of Reverse stock-split, Value		$ 19			(19)
Net Loss						(385,437)	(385,437)		(385,437)
Ending Balance, Shares at Nov. 30, 2019		14,833,128	260,000
Ending Balance, Value at Nov. 30, 2019		$ 1,483	$ 26		1,464,060	(1,513,038)	(47,469)		(47,469)
Beginning Balance, Shares at Aug. 31, 2019		12,524,307	1,893,333
Beginning Balance, Value at Aug. 31, 2019		$ 1,253	$ 189		1,187,574	(1,127,601)	61,415		61,415
Stock based compensation, Share		9,188,888	(1,226,579)
Stock based compensation, Value		$ 919	$ (122)		2,347,336				2,348,133
Proceeds from common stock subscriptions, Shares		5,180,402	510,204
Proceeds from common stock subscriptions, Value		$ 517	$ 51		714,044				714,612
Common stock to be issued for investment, Shares
Common stock to be issued for investment, Value
Common stock issued in settlement of convertible notes payable and accrued interest, Shares			694,900
Common stock issued in settlement of convertible notes payable and accrued interest, Value			$ 69		242,566				242,635
Discount on convertible notes					126,467				126,467
Preferred stock issued, Shares	6,000,000
Preferred stock issued, Value	$ 600				200				800
Effects of Reverse stock-split, shares		188,822
Effects of Reverse stock-split, Value		$ 19			(19)
Net Loss						(4,929,348)			(4,929,348)
Ending Balance, Shares at Aug. 31, 2020	6,000,000	27,082,419	1,871,858
Ending Balance, Value at Aug. 31, 2020	$ 600	$ 2,708	$ 187		4,618,168	(6,056,949)	(1,435,286)		(1,435,286)
Beginning Balance, Shares at Nov. 30, 2019		14,833,128	260,000
Beginning Balance, Value at Nov. 30, 2019		$ 1,483	$ 26		1,464,060	(1,513,038)	(47,469)		(47,469)
Stock based compensation, Value					94,618		94,618		94,618
Common stock to be issued for investment, Shares			400,000
Common stock to be issued for investment, Value			$ 40		112,360		112,400		112,400
Proceeds from common stock subscriptions- to be issued, Shares		260,000	(260,000)
Proceeds from common stock subscriptions- to be issued, Value		$ 26	$ (26)
Net Loss						(762,196)	(762,196)		(762,196)
Ending Balance, Shares at Feb. 29, 2020		15,093,128	400,000
Ending Balance, Value at Feb. 29, 2020		$ 1,509	$ 40		1,671,038	(2,275,234)	(602,647)		(602,647)
Common stock issued for services rendered, Shares		750,000	2,100,000
Common stock issued for services rendered, Value		$ 75	$ 210		737,040		737,325		737,325
Stock based compensation, Share
Stock based compensation, Value					97,772		97,772		97,772
Proceeds from common stock subscriptions, Shares		1,222,941
Proceeds from common stock subscriptions, Value		$ 122			159,878		160,000		160,000
Common stock issued in settlement of convertible notes payable and accrued interest, Shares			694,900
Common stock issued in settlement of convertible notes payable and accrued interest, Value			$ 695				695		695
Discount on convertible notes					340,066		340,066		340,066
Preferred stock issued, Shares	6,000,000
Preferred stock issued, Value	$ 600				200		800		800
Net Loss						(2,748,569)	(2,748,569)		(2,748,569)
Ending Balance, Shares at May. 31, 2020	6,000,000	17,066,069	3,194,900
Ending Balance, Value at May. 31, 2020	$ 600	$ 1,706	$ 945		3,005,994	(5,023,803)	(2,014,558)		(2,014,558)
Beginning Balance, Shares at Aug. 31, 2020	6,000,000	27,082,419	1,871,858
Beginning Balance, Value at Aug. 31, 2020	$ 600	$ 2,708	$ 187		4,618,168	(6,056,949)	(1,435,286)		(1,435,286)
Stock based compensation, Share		3,400,000
Stock based compensation, Value		$ 3,400			179,600		183,000		183,000
Proceeds from common stock subscriptions, Shares		510,204	89,796
Proceeds from common stock subscriptions, Value		$ 510	$ 90		(600)		0		0
Common stock to be issued for investment, Shares		7,222,222
Common stock to be issued for investment, Value		$ 7,222			642,778		650,000		650,000
Common stock issued in settlement of convertible notes payable and accrued interest, Shares		1,500,000
Common stock issued in settlement of convertible notes payable and accrued interest, Value		$ 1,500			28,500		30,000		30,000
Effects of Par value adjustment		24,372	1,683		(26,055)
Discount on convertible notes
Preferred stock issued, Value
Net Loss						(353,224)	(353,224)		(353,224)
Ending Balance, Shares at Nov. 30, 2020	6,000,000	39,714,845	1,961,654
Ending Balance, Value at Nov. 30, 2020	$ 600	$ 39,712	$ 1,960		5,442,391	(6,410,173)	(925,510)		(925,510)
Stock based compensation, Share		4,106,543	(600,000)
Stock based compensation, Value		$ 4,107	$ (600)		335,827		339,334		339,334
Proceeds from common stock subscriptions, Shares		6,516,667
Proceeds from common stock subscriptions, Value		$ 6,517			384,483		391,000		391,000
Common stock to be issued for investment, Shares		12,820,297
Common stock to be issued for investment, Value		$ 12,820			2,209,355		2,222,175	3,849,293	6,071,468
Common stock issued in settlement of convertible notes payable and accrued interest, Shares		3,047,335
Common stock issued in settlement of convertible notes payable and accrued interest, Value		$ 3,047			213,682		216,729		216,729
Derivative impact of conversions					276,975		276,975		276,975
Net Loss						(2,110,770)	(2,110,770)		(2,110,770)
Ending Balance, Shares at Feb. 28, 2021	6,000,000	66,205,687	1,361,654
Ending Balance, Value at Feb. 28, 2021	$ 600	$ 66,203	$ 1,360		8,862,713	(8,520,943)	409,933	3,849,293	4,259,226
Stock based compensation, Share		500,000
Stock based compensation, Value		$ 500			70,933		71,433		71,433
Proceeds from common stock subscriptions, Shares		1,314,188
Proceeds from common stock subscriptions, Value		$ 1,314		0	77,537		78,851		78,851
Common stock to be issued for investment, Value
Common stock issued in settlement of convertible notes payable and accrued interest, Shares		10,713,442
Common stock issued in settlement of convertible notes payable and accrued interest, Value		$ 10,713			657,537		668,250		668,250
Derivative impact of conversions					1,213,985		1,213,985		1,213,985
Net Loss						(2,808,281)	(2,808,281)	92,318	(2,715,963)
Ending Balance, Shares at May. 31, 2021	6,000,000	78,733,317	1,361,654
Ending Balance, Value at May. 31, 2021	$ 600	$ 78,731	$ 1,360	$ 0	$ 10,882,705	$ (11,329,224)	$ (365,829)	$ 3,941,611	$ 3,575,783